Document and Entity Information	9 Months Ended
Jan. 31, 2018
Document And Entity Information
Entity Registrant Name	BLACK CACTUS GLOBAL, INC.
Entity Central Index Key	0001575345
Document Type	S-1
Trading Symbol	BLGI
Document Period End Date	Jan. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company